Malizia Spidi & Fisch, PC
                                ATTORNEYS AT LAW

901 New York Avenue, N.W.                             1900 South Atherton Street
Suite 210 East                                                         Suite 101
Washington, D.C.  20001                                 State College, PA  16801
(202) 434-4660                                                    (814) 272-3502
Facsimile: (202) 434-4661                             Facsimile:  (814) 272-3514

Tiffany A. Hasselman                                 writer's direct dial number
hasselman@malizialaw.com                                          (202) 434-8389


VIA EDGAR AND HAND DELIVERY
---------------------------

October 31, 2006

Mr. Todd Schiffman
Assistant Director, Division of Corporation Finance
United States Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20002

         Re:      MSB Financial Corp.
                  Amendment No. 1 to Registration Statement on Form S-1 File No. 333-137294

Dear Mr. Schiffman:

         Transmitted with this letter for filing, on behalf of MSB Financial Corp., (the "Company") is pre-effective Amendment No. 1 to the Registration Statement on Form S-1.

General
-------

          1. Please file all outstanding exhibits, including the Appraisal Report of RP Financial, with your next amendment.

         The  Appraisal  Report of RP Financial is filed with this  amendment as
Exhibit 99.2. The marketing materials and stock order form are also filed with this amendment. There are no other exhibits outstanding.

Prospectus Supplement
---------------------
Cover Page
----------

          2. We note your disclosure in the second paragraph that 265,811 shares will be offered to the public; however, it appears that these shares have already been designated for the Savings Plan. Please explain or revise your disclosure.

         We have revised this sentence to clarify that shares of the Company's stock are being offered to the public. A sentence later in that paragraph explains that the Savings Plan may purchase up to 265,811 of those shares.

MALIZIA SPIDI & FISCH, PC

Mr. Todd Schiffman
October 31, 2006
Page 2


Prospectus
Conduct of the Offering, page 2

          3. We note the priority of subscriber rights to the offering; please clarify whether the "employee stock ownership plan of Millington Savings Bank" is the same as the "Millington Savings Bank Savings Plan" discussed in the prospectus supplement. If so, please revise this prospectus for consistency.

         These are separate plans.

Use of Proceeds, page 16
------------------------

          4.   Disclose the cost of opening a new branch.

         We have added disclosure to this section as requested on page 17.

Management, page 72
-------------------

          5. Please revise this section in accordance with Item 401 of Regulation S-K to include further information regarding the Board's committees, including whether or not you have an Audit Committee Financial Expert.

         We have added disclosure to this section as requested on page 75.

Transactions with Management and Others, page 79
------------------------------------------------

          6. Please clarify whether the 50 basis point reduction in interest rates for primary residence mortgages applies to all employees.

         We have revised this paragraph to clarify who is eligible for the reduction.

Where you can find additional information, page 102
---------------------------------------------------

          7. Please correct the SEC's address to reflect our location in at 100 F St., N.E., Washington, D.C.

         We have made this correction.

MALIZIA SPIDI & FISCH, PC

Mr. Todd Schiffman
October 31, 2006
Page 3

Tax Opinion of Malizia Spidi & Fisch, Exhibit 8
-----------------------------------------------
Scope of Opinion, page 6
------------------------

          8. We note your statement that you have no duty to update your opinion. Please remove this statement or file an updated version of this opinion with your acceleration request so that it opines to the most current law. Alternatively, please refer to the date of effectiveness of the registration statement rather than the date of the opinion.

         We have revised the opinion to reference the effective date

          9. Similarly, you have stated that facts may occur after the date of your opinion that may affect its validity; please remove this sentence or provide this opinion again just prior to effectiveness.

         We have removed this sentence.


                                    * * * * *


         We hope that the foregoing is responsive to the staff's comments. We request that the staff advise us as soon as possible of any additional comments.

                                                 Sincerely,

                                                 /s/Tiffany A. Hasselman

                                                 Tiffany A. Hasselman

Enclosure
cc: Kathryn McHale, Esq., U.S. Securities and Exchange Commission Gary T. Jolliffe, President and Chief Executive Officer
         Mr.  Alan D.  Molin, Beard Miller Company LLP